Stock Awards	9 Months Ended
Sep. 30, 2012
Stock Awards

(11)    Stock Awards

We have a 2005 Stock Option Plan, or 2005 Stock Plan, which provides for grants of stock awards, including options to purchase shares of common stock, stock purchase rights and RSUs to certain employees, officers, directors and consultants. As of September 30, 2012 (unaudited), we had 56,231,262 total shares of common stock reserved for issuance under the 2005 Stock Plan, which includes shares already issued under such plan and shares available for issuance pursuant to outstanding options and RSUs.

On April 27, 2012, the board of directors approved the 2012 Plan, and the 2012 Employee Stock Purchase Plan, or the 2012 ESPP, which became effective on June 27, 2012 and June 28, 2012, respectively.

The 2012 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, RSUs, performance-based stock awards and other forms of equity compensation, or collectively, stock awards. In addition, the 2012 Plan provides for the grant of performance cash awards. Incentive stock options may be granted only to employees. All other awards may be granted to employees, including officers, as well as directors and consultants. As of September 30, 2012 (unaudited), there were 12,949,178 total shares of common stock reserved for issuance under the 2012 Plan. The number of shares of common stock reserved for issuance under the 2012 Plan will automatically increase on January 1 of each year, starting on January 1, 2013 and continuing through January 1, 2022, by up to 5% of the total number of shares of the common stock outstanding on December 31 of the preceding calendar year as determined by the board of directors.

The 2012 ESPP authorizes the issuance of shares of common stock pursuant to purchase rights granted to our employees. As of September 30, 2012 (unaudited), we had 5,000,000 total shares of common stock reserved for issuance under the 2012 ESPP. The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year, from January 1, 2013 through January 1, 2022, by up to 1% of the total number of shares of the common stock outstanding on December 31 of the preceding calendar year.

Stock Options

The stock options are exercisable at a price equal to the market value of the underlying shares of common stock on the date of the grant as determined by our board of directors or, for those stock options issued subsequent to our IPO, the closing price of our common stock as reported on the New York Stock Exchange on the date of grant. Stock options granted under our 2005 Stock Plan and the 2012 Plan to new employees generally vest 25% one year from the date the requisite service period begins and continue to vest monthly for each month of continued employment over the remaining three years. Options granted to members of our board of directors and to employees who have previously been granted options generally vest in 48 equal monthly installments. Options that were granted to members of our board of directors in June 2012 vest in 3 equal annual installments. Options granted generally are exercisable for a period of up to 10 years. Option holders under the 2005 Stock Plan can exercise unvested options to acquire restricted stock. Upon termination of service, we have the right to repurchase at the original purchase price any unvested (but issued) shares of common stock. Shares of common stock purchased under our 2005 Stock Plan are subject to certain restrictions.

On September 9, 2011, we granted 275,808 stock options subject to performance-based vesting criteria to an executive officer. Vesting was contingent upon meeting certain board-approved financial performance targets over a period of one year ending June 30, 2012. As of September 30, 2012, the executive officer had achieved 98% of his target, resulting in 243,744 stock options eligible to vest. These stock options vest over a period of four years with 25% vesting one year from the date his requisite service period began and continue to vest monthly for each month of continued employment over the remaining three years. We recorded stock-based compensation expense of $0.8 million related to this grant for the nine months ended September 30, 2012, respectively, as part of sales and marketing expense on the consolidated statements of comprehensive income (loss).

A summary of the stock option activity for fiscal 2009, 2010 and 2011, the six months ended December 31, 2011 and the nine months ended September 30, 2012 (unaudited) is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2008	16,333,664	$0.03
Granted	4,160,000	0.21
Exercised	(348,328)	0.02
Forfeited	(981,336)	0.05

Outstanding at June 30, 2009	19,164,000	0.07
Granted	4,684,000	1.00
Exercised	(7,036,768)	0.03
Forfeited	(290,248)	0.41

Outstanding at June 30, 2010	16,520,984	0.34
Granted	15,402,456	2.15
Exercised	(4,279,456)	0.25
Forfeited	(867,590)	0.87
Cancelled	(450,000)	0.18

Outstanding at June 30, 2011	26,326,394	1.40
Granted	17,055,120	3.29
Exercised	(1,469,118)	1.45
Forfeited	(2,310,756)	1.61

Outstanding at December 31, 2011	39,601,640	2.20
Granted (unaudited)	7,085,680	13.48
Exercised (unaudited)	(5,523,840)	0.61
Forfeited (unaudited)	(3,543,871)	3.22
Cancelled (unaudited)	(340,167)	1.90

Outstanding at September 30, 2012	37,279,442	$4.48	8.51 years	$1,274,895,101

Vested and expected to vest as of June 30, 2009	18,842,329	$0.06	7.76 years	$4,079,780

Vested and exercisable as of June 30, 2009	10,723,479	$0.03	7.06 years	$2,748,003

Vested and expected to vest as of June 30, 2010	16,175,929	$0.33	7.72 years	$14,458,066

Vested and exercisable as of June 30, 2010	7,895,777	$0.07	6.63 years	$9,051,521

Vested and expected to vest as of June 30, 2011	26,025,366	$1.39	8.37 years	$31,601,963

Vested and exercisable as of June 30, 2011	8,628,975	$0.35	6.53 years	$19,421,343

Vested and expected to vest as of December 31, 2011	38,723,419	$2.17	8.61 years	$109,458,847

Vested and exercisable as of December 31, 2011	10,123,858	$0.57	6.52 years	$44,821,224

Vested and expected to vest as of September 30, 2012 (unaudited)	36,593,833	$4.43	8.50 years	$1,253,278,350

Vested and exercisable as of September 30, 2012 (unaudited)	11,607,655	$1.77	7.58 years	$428,488,416

Aggregate intrinsic value represents the difference between the estimated fair value of our common stock and the exercise price of outstanding, in-the-money options. Our estimated fair value of common stock was $4,772 million as of September 30, 2012 (unaudited). The total intrinsic value of options exercised was approximately $0.1 million, $10.1 million, $7.5 million, $2.8 million, $3.3 million, $6.4 million and $52.0 million for fiscal 2009, 2010 and 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited), respectively. The weighted-average grant date fair value of options granted was $1.6 million, $2.9 million, $17.7 million, $5.4 million, $40.3 million, $40.8 million and $49.1 million for fiscal 2009, 2010 and 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited), respectively.

As of September 30, 2012 (unaudited), total unrecognized compensation cost, adjusted for estimated forfeitures, related to unvested stock options was approximately $75.3 million. The weighted-average remaining vesting period of unvested stock options at September 30, 2012 (unaudited) was 2.82 years.

Under our 2005 Stock Plan, we issue shares of restricted stock as a result of the cash exercise of unvested stock options. The proceeds initially are recorded as a liability from the early exercise of stock options and reclassified to common stock as our repurchase right lapses. A summary of the restricted stock activity for fiscal 2011, the six months ended December 31, 2011 and the nine months ended September 30, 2012 (unaudited) is as follows:

	Number Outstanding	Weighted-average Grant Date Fair Value
Balance at June 30, 2010	—	$—
Early exercised	453,243	0.86
Vested	(37,755)	0.58

Balance at June 30, 2011	415,488	0.89
Early exercised	360,852	1.29
Vested	(185,640)	0.66
Repurchased	(12,084)	0.74

Balance at December 31, 2011	578,616	1.21
Early exercised (unaudited)	263,970	2.38
Vested (unaudited)	(491,337)	1.50
Repurchased (unaudited)	(2,084)	0.11

Balance at September 30, 2012	349,165	1.69

RSUs

RSUs granted under the 2005 Stock Plan and the 2012 Plan to new employees generally vest annually over a four-year period. As of September 30, 2012 (unaudited), the weighted-average grant date fair value of the RSUs was $12.71 per share. The aggregate grant date fair value was $14.4 million which is expected to be recognized over four years. As of September 30, 2012 (unaudited), all of the RSUs were unvested.

We recognized compensation expense of $1.4 million related to RSUs for the nine months ended September 30, 2012 (unaudited). As of September 30, 2012 (unaudited), total unrecognized compensation cost, adjusted for estimated forfeitures, related to unvested RSUs was approximately $9.7 million and the weighted-average remaining vesting period was 3.49 years.

ESPP

The price at which common stock is purchased under the 2012 ESPP is equal to 85% of the fair market value of the common stock on the first or last day of the offering period, whichever is lower. As the current offering period is June 28, 2012 through January 31, 2013, no shares were issued under the 2012 ESPP during the nine months ended September 30, 2012 (unaudited).